Borrowings - Credit Facilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument
Total loans	$ 185,842	$ 135,075
Financial liability	83,903	87,530
Total borrowings	269,745	222,605
ABN AMRO Bank N.V. $50 million facility
Debt Instrument
Total loans	32,600	50,000
BNP Paribas $24 million facility
Debt Instrument
Total loans	0	29,464
BNP Paribas $25 million facility
Debt Instrument
Total loans	0	23,611
BNP Paribas $54 million facility
Debt Instrument
Total loans	48,750	0
HCOB $36 million facility
Debt Instrument
Total loans	29,600	32,000
HCOB $127.2 million facility
Debt Instrument
Total loans	59,892	0
Seller’s Credit
Debt Instrument
Total loans	$ 15,000	$ 0